Annual Total Returns [BarChart] - First Trust Dow Jones Internet Index Fund - First Trust Dow Jones Internet Index Fund	May 03, 2021
Bar Chart Table:
2011	(5.74%)
2012	20.85%
2013	53.40%
2014	2.42%
2015	21.77%
2016	6.91%
2017	37.62%
2018	6.23%
2019	19.26%
2020	52.65%